ACCRUALS AND OTHER PAYABLES - DETAILED INFORMATION (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information of accruals and other payables [line items]
Advance received from disposal of assets classified as held for sale (Note 17)	¥ 848,066			¥ 587,123
Other deposits received	199,483			213,056
Salary and welfare payables	222,684			203,791
Deposits received for construction projects	145,446			209,245
Other taxes payable	109,735			66,896
Amounts received on behalf of Labor Union	95,206			96,523
Deposits received from ticketing agencies	30,298			32,448
Employee benefits obligations (Note 25)	26,345			28,389
Other advance received	3,000			0
Housing maintenance fund	2,431			15,741
Other payables	304,306			255,026
Total accruals and other payables	2,355,560	$ 338,355		2,076,798
GIDC [member]
Disclosure of detailed information of accruals and other payables [line items]
Payables to GIDC assumed by business combination	¥ 368,560			¥ 368,560

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.